Shareholder Report, Line Graph (Details) 193827_Innovator Growth-100 Power Buffer ETF - January_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2019	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - January
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator Growth-100 Power Buffer ETF - January NAV
Accumulated Value	$ 13,323	$ 11,697	$ 10,190	$ 12,041	$ 10,716	$ 10,000	$ 15,426
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ 100 Total Return Index
Accumulated Value	23,692	17,022	13,356	18,413	12,749	10,000	$ 31,026
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ 100 Index
Accumulated Value	$ 22,776	$ 16,500	$ 13,060	$ 18,150	$ 12,656	$ 10,000	$ 29,609